Consolidated statements of stockholders' deficit - USD ($)	Common Stock	Additional Paid-in Capital	AOCI Including Portion Attributable to Noncontrolling Interest	Retained Earnings	Total
Equity Balance at Dec. 31, 2018	$ 2,358,954	$ 9,527	$ (35,102)	$ (3,190,700)	$ (857,321)
Equity Balance, Shares at Dec. 31, 2018	14,522,727
Net loss for the year	$ 0	0	0	(86,161)	(86,161)
Unrealized gain (loss) on marketable securities	0	0	26,091	0	26,091
Unrealized foreign exchange transaction gain (loss)	0	0	(41,642)	0	(41,642)
Equity Balance at Dec. 31, 2019	$ 2,358,954	9,527	(50,653)	(3,276,861)	(959,033)
Equity Balance, Shares at Dec. 31, 2019	14,522,727
Net loss for the year	$ 0	0	0	10,046	10,046
Unrealized gain (loss) on marketable securities	0	0	(15,518)	0	(15,518)
Unrealized foreign exchange transaction gain (loss)	0	0	(5,619)	0	(5,619)
Equity Balance at Dec. 31, 2020	$ 2,358,954	$ 9,527	$ (71,790)	$ (3,266,815)	$ (970,124)
Equity Balance, Shares at Dec. 31, 2020	14,522,727